Patent Licenses - Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015 (remaining six months)	$ 47
2015		$ 62
2016	83	62
2017	83	62
2018	83	62
2019	50	29
Thereafter	2,589	2,473
Total	$ 2,935	$ 2,750